Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2016	2017
	US$ thousands

Machinery and equipment	8,507	10,531
Office furniture and equipment	634	665
Leasehold improvements	2,277	2,309

Property, plant and equipment	11,418	13,505

Accumulated depreciation	(7,503)	(9,384)

Property, Plant and equipment, net	3,915	4,121

Depreciation expense for the years ended December 31, 2015, 2016 and 2017 were US$ 1,599 thousand, US$ 1,616 thousand and US$ 1,911 thousand, respectively.